Investment Securities - Fair Value and Unrealized Losses on AFS Securities (Details) (10-K) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value
Less Than 12 Months	$ 217	$ 1,277	$ 140
12 Months or Longer	19	20	10
Total	236	1,297	150
Unrealized Losses
Less Than 12 Months	(1)	(26)	(2)
12 Months or Longer	(1)	(1)	0
Total	(2)	(27)	(2)
Unrealized losses on certain available-for-sale securities, less than	1	1,000,000	1
Accumulated Other comprehensive Income (loss), other than temporary impairment, not credit loss, net of tax, available-for sale, additions or reductions			0	$ 0
Common Stock [Member]
Fair Value
Less Than 12 Months	3	16
12 Months or Longer	0	0
Total	3	16
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0
Total	0	0
Other Long-term Investments [Member]
Fair Value
Less Than 12 Months	0	1	6
12 Months or Longer	1	0
Total	1	1	6
Unrealized Losses
Less Than 12 Months	0	0	0
12 Months or Longer	0	0
Total	0	0	0
Preferred Stock [Member]
Fair Value
Less Than 12 Months	4	2
12 Months or Longer	6	6
Total	10	8
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	(1)
Total	0	(1)
Foreign Government Debt Securities [Member]
Fair Value
Less Than 12 Months	9	19
12 Months or Longer	0	0
Total	9	19
Unrealized Losses
Less Than 12 Months	0	(1)
12 Months or Longer	0	0
Total	0	(1)
Bonds [Member]
Fair Value
Less Than 12 Months	210	1,258	134
12 Months or Longer	12	14	10
Total	222	1,272	144
Unrealized Losses
Less Than 12 Months	(1)	(26)	(2)
12 Months or Longer	(1)	0	0
Total	(2)	(26)	(2)
US Treasury and Government [Member]
Fair Value
Less Than 12 Months	1	102	0
12 Months or Longer	0	0	1
Total	1	102	1
Unrealized Losses
Less Than 12 Months	0	(1)	0
12 Months or Longer	0	0
Total	0	(1)	0
Commercial Mortgage Backed Securities [Member]
Fair Value
Less Than 12 Months	38	104	16
12 Months or Longer	0	5	2
Total	38	109	18
Unrealized Losses
Less Than 12 Months	0	(1)	(1)
12 Months or Longer	0	0
Total	0	(1)	(1)
Corporate Debt Securities [Member]
Fair Value
Less Than 12 Months	105	786	36
12 Months or Longer	10	7	6
Total	115	793	42
Unrealized Losses
Less Than 12 Months	(1)	(22)	(1)
12 Months or Longer	(1)	0
Total	(2)	(22)	(1)
Residential Mortgage Backed Securities [Member]
Fair Value
Less Than 12 Months	19	107	9
12 Months or Longer	0	0
Total	19	107	9
Unrealized Losses
Less Than 12 Months	0	0	0
12 Months or Longer	0	0
Total	0	0	0
US States and Political Subdivisions Debt Securities [Member]
Fair Value
Less Than 12 Months	23	69	27
12 Months or Longer	2	2	1
Total	25	71	28
Unrealized Losses
Less Than 12 Months	0	(1)	0
12 Months or Longer	0	0
Total	0	(1)	0
Collateralized Debt Obligations [Member]
Fair Value
Less Than 12 Months	15	71	46
12 Months or Longer	0	0
Total	15	71	46
Unrealized Losses
Less Than 12 Months	0	0	0
12 Months or Longer	0	0
Total	$ 0	$ 0	0
Certificates of Deposit and Commercial Paper [Member]
Unrealized Losses
Available-for-sale Securities Pledged as Collateral			$ 2